                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04656
                  ---------------------------------------------

                               ELLSWORTH FUND LTD.

-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                               ELLSWORTH FUND LTD.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                               Steven B. King, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                        1735 Market Street, 51st Floor
                          Philadelphia, PA 19103-7599


Registrant's telephone number, including area code: (973)631-1177

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2008

ITEM 1. REPORTS TO STOCKHOLDERS.

                              ELLSWORTH FUND LTD.


                         [ELLSWORTH LOGO APPEARS HERE]


                            2008 Semi-Annual Report
                                 March 31, 2008

                            2008 Semi-Annual Report
                                 March 31, 2008

Ellsworth Fund Ltd. operates as a closed-end, diversified management investment company and invests primarily in convertible securities, with the objectives of providing income and the potential for capital appreciation ~ which objectives the Fund considers to be relatively equal, over the long-term, due to the nature of the securities in which it invests.


                                   Highlights


Performance through March 31, 2008 with dividends reinvested

                                           Calendar            Annualized      10 Year
                                             YTD    1 Year  5 Years 10 Years  Volatility
                                           ------   ------  ------- --------  ----------
Ellsworth market price ...................  (4.58)%   2.40%    7.18%    5.15%      7.62%
Ellsworth net asset value ................  (7.65)   (1.46)    7.51     4.61      10.85
Merrill Lynch All Convertibles Index .....  (5.61)   (3.74)    8.73     5.60      18.21
S&P 500 Index ............................  (9.45)   (5.08)   11.30     3.50      18.95
Lehman Aggregate Bond Total Return Index .   2.17     7.67    25.12    79.71       3.85


The above data is from Bloomberg L.P. pricing service, with the exception of the Lehman Aggregate Bond Total Return Index which is from Lipper, Inc. Closed-End Fund Performance Analysis, dated March 31, 2008.

Ellsworth's performance in the table above has not been adjusted for the fiscal 2004 rights offering; net asset value dilution was 2.21%. Volatility is a measure of risk based on the standard deviation of the return. The greater the volatility, the greater the chance of a profit or risk of a loss. Performance data represent past results and do not reflect future performance.

--------------------------------------------------------------------------------

Quarterly History of NAV and Market Price

                   Net Asset Values     Market Prices (AMEX, symbol ECF)

Qtr. Ended     High      Low      Close      High     Low     Close
----------    ------    -----    ------     -----    -----    -----
Jun. 07       $10.28    $9.73    $10.24     $9.18    $8.56    $9.14
Sep. 07        10.46     9.62     10.27      9.45     8.04     9.09
Dec. 07        10.49     8.99      9.32      9.38     7.85     8.16
Mar. 08         9.27     8.37      8.52      8.26     7.54     7.70

--------------------------------------------------------------------------------
Dividend Distributions (12 Months)

 Record        Payment                   Capital
  Date          Date        Income        Gains        Total
--------      --------      ------       -------      ------
 5/16/07       5/30/07      $0.080       $  --        $0.080
 8/16/07       8/30/07       0.100          --         0.100
10/25/07      11/21/07       0.060        0.827        0.887
 2/14/08       2/28/08       0.090          --         0.090
                            ------       ------       ------
                            $0.330       $0.827       $1.157
                            ======       ======       ======

--------------------------------------------------------------------------------
To Our Shareholders
--------------------------------------------------------------------------------

May 9, 2008

In recent years financial innovations and alternative investments have come to provide many companies with a growing pool of capital available to meet their needs. These newer capital sources have often displaced convertible securities issued by companies that, in the past, would probably have used convertible securities for their needs. With the disruption in the financial markets of the last few months, however, these newer capital sources have become less available. Consequently many companies have returned, in a big way, to the convertible market. The return of these issuers is providing investors with large issues from well-known companies.

Recent offerings have attractive yields and premiums, and are welcome additions to the convertible universe. According to Merrill Lynch the convertible market has grown to $321.3 billion from $313.1 billion at December 31, 2007. The average weighted yield has moved up to 3.4% from under 3% last fall. The average weighted premium to conversion value is 43%, while it had been about 35% last fall, and it had risen to 47% earlier this year. Finally, parity delta (a measure of equity sensitivity) is at 63.8 according to Merrill Lynch. This metric indicates that the convertible market is still sensitive to moves in the stocks underlying these securities. We are convinced that this convertible market provides many investment opportunities for our Fund.

Performance in the Fund's second fiscal quarter was enhanced by its exposure to the Minerals and Mining, and Energy industries. Among the better performing issues in the portfolio were McMoRan Exploration Co. (Energy), Oil States International, Inc. (Energy) and St. Jude Medical, Inc. (Health Care). Performance was held back by exposure to the Insurance, Computer Software and Computer Hardware industries.

Ellsworth's market return, with dividends reinvested, outperformed the Merrill Lynch All Convertibles Index (the "Index") over the three-month and one-year periods ended March 31, 2008, while underperforming over the five- and ten-year periods. The Fund's NAV, also with dividends reinvested, after adjustment for fund expenses (the Index includes no expenses), and for the Fund's fiscal 2004 rights offer, outperformed over the one-, five- and ten-year periods. In addition, for the ten-year period, the Fund's NAV and market volatility, as measured by standard deviation, were substantially lower than that of the Index. Many market professionals consider the volatility of past returns to be a useful approximation of past levels of risk. A higher volatility level equates to a higher measure of risk, and thus the Fund's excellent results were achieved with less risk than that implied by the Index. This measure of historic results may not reflect future performance but we believe that it is informative. The Fund has sought to provide total returns to shareholders that compare favorably to those of the equity markets with less volatility.

There are many leveraged closed-end funds that make use of an issue known as Auction Rate Preferred Shares (ARPS). These shares are designed to have their dividend rate set through a periodic auction, usually every 7 to 35 days. When a successful auction continued on the following page

--------------------------------------------------------------------------------
To Our Shareholders (continued)
--------------------------------------------------------------------------------

occurs, holders who wish to liquidate their holdings may do so. If the auction does not attract sufficient bids to clear the market, the remarketing agent (usually a bank) would generally step in to fill the gap. This was the way these shares worked with only an occasional auction failure for twenty years. During the first calendar quarter of 2008 many agents refused to step up and so the auctions failed. While this did not mean that the ARPS were in danger of default, holders who wished to liquidate their positions could not do so. The issuers had to pay a penalty rate until the auctions were successful or the ARPS redeemed. Ellsworth has never issued any preferred shares and so has not been subjected to the uncertainties created in the market by these recent events.

The results of the 2008 annual meeting of shareholders are shown in the Miscellaneous Notes section of this report. We thank you for your support. At its April meeting, the Board of Trustees declared a dividend of $0.09 per share. The dividend consists of undistributed net investment income and will be payable on May 29, 2008 to shareholders of record on May 15, 2008.

/s/ Thomas H. Dinsmore
Thomas H. Dinsmore
Chairman of the Board

--------------------------------------------------------------------------------
Major Portfolio Changes by underlying common stock
--------------------------------------------------------------------------------
Six months ended March 31, 2008

ADDITIONS                                         REDUCTIONS

ADC Telecommunications, Inc.                      AAR Corp.

Avery Dennison Corp.                              Cameron International Corp.

Corning, Inc.                                     Corning, Inc.

Equinix, Inc.                                     Gannett Co., Inc.

General Mills, Inc.                               Johnson & Johnson

Morgans Hotel Group                               Archer Daniels Midland Company

Mylan Inc.                                        Nabors Industries Ltd.

Nabors Industries Ltd.                            Newmont Mining Corp.

St. Jude Medical, Inc.                            PetroQuest Energy, Inc.

The Great Atlantic & Pacific Tea Company, Inc.    St. Jude Medical, Inc.

Wachovia Corporation                              The Walt Disney Company

Washington Mutual, Inc.                           U.S. Bancorp


--------------------------------------------------------------------------------
Largest Investment Holdings by underlying common stock
--------------------------------------------------------------------------------

                                                                        Value    % Total
                                                                      (Note 1)  Net Assets
                                                                    ----------- ----------

Prudential Financial, Inc.......................................... $ 3,864,600    3.4%
  Prudential provides financial services worldwide.  The company offers a variety of products and services including life
  insurance, mutual funds, annuities, asset management and real estate brokerage.

Bristol-Myers Squibb Co............................................   2,988,900    2.7
  Bristol-Myers is a diversified worldwide health and personal care company that manufactures medicines and other products.
  The company's products include therapies for various diseases and disorders, consumer medicines, infant formulas, and
  nutritional supplements.

Freeport-McMoRan Copper and Gold, Inc..............................   2,809,000    2.5
  Freeport-McMoRan is involved in mineral exploration and
  development, mining, and milling of copper, gold and silver.
  The company is also involved in smelting and refining copper concentrates.

LSB Industries, Inc................................................   2,670,000    2.4
  LSB manufactures and sells chemical products for the mining, agricultural and industrial markets.  The company also
  manufactures and sells commercial and residential climate
  control products.

Chesapeake Energy Corp.............................................   2,657,568    2.4
  Cheasapeake produces oil and natural gas. The company's
  operations are focused on developmental drilling and producing property acquisitions in onshore natural gas producing areas of the United States and Canada.

Companhia Vale do Rio Doce.........................................   2,655,000    2.4
  Companhia Vale do Rio Doce produces and sells iron ore, pellets, manganese, alloys, gold, bauxite and alumina.  The company is based in Brazil, where it owns and operates railroads and
  maritime terminals.
  (exchangeable from Vale Capital Ltd.)

New York Community Bancorp, Inc....................................   2,583,613    2.3
  New York Community Bancorp is a multi-bank holding company that offers a full range of traditional and non-traditional products and services.

St. Jude Medical, Inc..............................................   2,569,875    2.3
  St. Jude Medical develops, manufactures and distributes medical devices for the worldwide cardiovascular market.  The company serves patients and health care customers with products and services including heart valves, cardiac rhythm management systems and cardiovascular devices.

Oil States International, Inc......................................   2,083,563    1.9
  Oil States provides specialty products and services to oil and gas drilling and production companies. The company supplies connection technology for offshore oil and gas development and production, distributes tubular goods, and furnishes hydraulic work over and well control services.

MetLife, Inc.......................................................   2,079,000    1.8
  MetLife provides insurance and financial services to a range       -----------  -----
  of individual and institutional customers.


Total..............................................................  $26,961,119  24.1%
                                                                     ===========  =====


--------------------------------------------------------------------------------
Major Industry Exposure
--------------------------------------------------------------------------------

                         ------------
Banking/Savings and Loan              4.0%
                         ------------

                         ------------------
Computer Hardware                           5.5%
                         ------------------

                         ----------------
Consumer Goods                            5.3%
                         ----------------

                         -------------------------------------------------
Energy                                                                     14.0%
                         -------------------------------------------------

                         ----------
Health Care                         3.7%
                         ----------

                         -----------------------------------
Insurance                                                    8.6%
                         -----------------------------------

                         -----------------------
Minerals and Mining				 5.7%
                         -----------------------

                         --------------------------------------
Pharmaceuticals                                                 9.7%
                         --------------------------------------

                         -----------------------------
Semiconductors                                         6.4%
                         -----------------------------

                         ------------------------------------------
Short-Term Securities                                               10.5%
                         ------------------------------------------

                         -------------------------
Telecommunications                                 5.9%
                         -------------------------

--------------------------------------------------------------------------------
Diversification of Assets
--------------------------------------------------------------------------------

                                                         % Total Net Assets
                                                     --------------------------
                                                      Six Months     Year
                                                        Ended        Ended
                                        Value         March 31,   September 30,
                                       (Note 1)         2008          2007
                                    ------------      ----------  -------------

Aerospace and Defense.............. $  3,179,375          2.8%        4.0%
Agriculture........................           --           --         1.5
Banking/Savings and Loan...........    4,455,863          4.0         6.0
Chemicals..........................    2,024,400          1.8         2.7
Computer Hardware..................    6,199,350          5.5         5.2
Computer Software..................    3,272,600          2.9         2.9
Consumer Goods.....................    5,926,100          5.3         3.9
Energy.............................   15,693,531         14.0        14.5
Finance............................           --           --         1.0
Financial Services.................    1,702,500          1.5         2.6
Foods..............................    3,152,125          2.8         0.8
Health Care........................    4,189,375          3.7         4.4
Insurance..........................    9,579,321          8.6         9.3
Media and Entertainment............    1,072,500          1.0         3.9
Minerals and Mining................    6,398,470          5.7         5.6
Multi-Industry.....................    3,155,625          2.8         3.0
Pharmaceuticals....................   10,873,660          9.7         9.3
Real Estate........................      953,750          0.9         0.8
Retail.............................    1,200,000          1.1         2.1
Semiconductors.....................    7,196,250          6.4         7.0
Telecommunications.................    6,583,750          5.9         4.8
Transportation.....................    1,907,500          1.7         1.5
Travel and Leisure.................      803,750          0.7          --
Short-Term Securities..............   11,796,722         10.5         2.5
                                    ------------      ----------  -------------
Total Investments..................  111,316,517         99.3        99.3
Other Assets, Net of Liabilities...      778,163          0.7         0.7
                                    ------------      ----------  -------------
Total Net Assets................... $112,094,680        100.0%      100.0%
                                    ============      ==========  =============

--------------------------------------------------------------------------------
Portfolio of Investments March 31, 2008 (unaudited)
--------------------------------------------------------------------------------

 Principal                                                                           Value
  Amount                                                                            (Note 1)
-----------                                                                       ------------
                CONVERTIBLE BONDS AND NOTES -- 52.7%

                Aerospace and Defense -- 2.6%
$ 1,000,000     Alliant Techsystems Inc. 2.75%, due 2011 cv. sr. sub. notes (B1). $  1,242,500
  1,500,000     DRS Technologies, Inc. 2%, due 2026 cv. sr. notes (B1)...........
                 (Acquired 01/30/06 - 05/16/07; Cost $1,672,355) (1,2)...........    1,696,875
                                                                                  ------------
                                                                                     2,939,375
                                                                                  ------------
                Computer Hardware -- 5.5%
  1,000,000     C&D Technologies, Inc. 5.25%, due 2025 cv. sr. notes (NR)........      952,500
  2,000,000     Credit Suisse, New York Branch 12.90%, due 2008
                 equity-linked notes (NR)
                 (exchangeable for Corning Inc. common stock)....................    1,995,600
  1,000,000     EMC Corp. 1.75%, due 2011 cv. sr. notes (BBB+)...................    1,181,250
  1,000,000     EMC Corp. 1.75%, due 2013 cv. sr. notes (BBB+)...................    1,178,750
  1,000,000     Richardson Electronics, Ltd. 8%, due 2011
                 cv. sr. sub. notes (NR).........................................      891,250
                                                                                  ------------
                                                                                     6,199,350
                                                                                  ------------
                Computer Software -- 2.9%
  1,000,000     Blackboard Inc. 3.25%, due 2027 cv. sr. notes (B-)...............      957,500
  1,000,000     GSI Commerce, Inc. 2.5%, due 2027 cv. sr. notes (NR).............      768,750
  1,500,000     Lehman Brothers Holdings Inc. 1%, due 2009 medium-term notes (A1)
                 (performance linked to Microsoft Corp. common stock) (1)........    1,546,350
                                                                                  ------------
                                                                                     3,272,600
                                                                                  ------------
                Consumer Goods -- 2.6%
  1,500,000     Chattem, Inc. 1.625%, due 2014 cv. sr. notes (NR)................    1,629,375
    750,000     Church & Dwight Co., Inc. 5.25%, due 2033 cv. sr. deb. (Ba1).....    1,331,250
                                                                                  ------------
                                                                                     2,960,625
                                                                                  ------------
                Energy -- 4.3%
  1,000,000     Canadian Solar Inc. 6%, due 2017 cv. sr. notes (NR)
                 (Acquired 12/04/07; Cost $1,000,000) (2)........................    1,076,250
  1,500,000     Covanta Holding Corp. 1%, due 2027 sr. cv. deb. (B1) (1).........    1,668,750
  1,325,000     Oil States International, Inc. 2.375%, due 2025
                 contingent cv. sr. notes (NR)...................................    2,083,563
                                                                                  ------------
                                                                                     4,828,563
                                                                                  ------------
                Financial Services -- 1.5%
  2,000,000     Euronet Worldwide, Inc. 3.50%, due 2025 cv. deb. (B+) (1)........    1,702,500
                                                                                  ------------

                Foods -- 1.8%
    500,000     The Great Atlantic & Pacific Tea Company, Inc. 5.125%,
                 due 2011 cv. sr. notes (Caa1)...................................      496,250
  1,500,000     The Great Atlantic & Pacific Tea Company, Inc. 6.75%,
                 due 2012 cv. sr. notes (Caa1)...................................    1,475,625
                                                                                  ------------
                                                                                     1,971,875
                                                                                  ------------
                Health Care -- 2.4%
    900,000     Omnicare, Inc. 3.25%, due 2035 cv. sr. deb. (B2) (1).............      600,750
  1,000,000     SonoSite Inc. 3.75%, due 2014 cv. sr. notes (NR).................    1,018,750
  1,000,000     St. Jude Medical, Inc. 1.22%, due 2008 cv. sr. deb. (BBB+).......    1,018,750
                                                                                  ------------
                                                                                     2,638,250
                                                                                  ------------
                Insurance -- 3.4%
  3,000,000     Prudential Financial, Inc. floating rate, due 2036
                 cv. sr. notes (A3)..............................................    2,919,600
  1,000,000     Prudential Financial, Inc. floating rate, due 2037
                 cv. sr. notes (A3)
                 (Acquired 12/07/07; Cost $988,750) (2)..........................      945,000
                                                                                  ------------
                                                                                     3,864,600
                                                                                  ------------

Page 5

--------------------------------------------------------------------------------
Portfolio of Investments March 31, 2008 (continued)
--------------------------------------------------------------------------------

 Principal                                                                           Value
  Amount                                                                            (Note 1)
-----------                                                                       ------------
                CONVERTIBLE BONDS AND NOTES -- continued

                Media and Entertainment -- 1.0%
$ 1,000,000     The Walt Disney Company 2.125%, due 2023 cv. sr. notes (A2)...... $  1,072,500
                                                                                  ------------
                Multi-Industry -- 2.8%
    750,000     Diversa Corp. 5.5%, due 2027 cv. sr. notes (NR)
                 (exchangeable for Verenium Corp. common stock)..................      485,625
  3,000,000     LSB Industries, Inc. 5.5%, due 2012 cv. sr. sub. deb. (NR)
                 (Acquired 06/28/07 - 09/13/07; Cost $3,037,813) (2).............    2,670,000
                                                                                  ------------
                                                                                     3,155,625
                                                                                  ------------
                Pharmaceuticals -- 6.7%
  3,000,000     Bristol-Myers Squibb Co. floating rate, due 2023
                 cv. sr. deb. (A2)...............................................    2,988,900
  1,000,000     Mylan Inc. 1.25%, due 2012 sr. cv. notes (B-)....................      836,250
  1,500,000     Teva Pharmaceutical Finance Co. B.V. 1.75%, due 2026
                 cv. sr. deb. (Baa2).............................................
                 (exchangeable for Teva Pharmaceutical Industries Ltd. ADR)......    1,704,375
  2,000,000     Wyeth floating rate, due 2024 cv. sr. deb. (A3)..................    2,015,940
                                                                                  ------------
                                                                                     7,545,465
                                                                                  ------------
                Real Estate -- 0.9%
  1,000,000     ProLogis 2.25%, due 2037 cv. sr. notes (BBB+)
                 (Acquired 03/20/07 - 04/16/07; Cost $982,038) (2)...............      953,750
                                                                                  ------------

                Semiconductors -- 6.4%
  2,000,000     Agere Systems Inc. 6.5%, due 2009 cv. sub. notes (BB+)
                 (exchangeable for LSI Corp.)....................................    2,030,000
  1,000,000     Cypress Semiconductor Corp. 1%, due 2009 cv. sr. notes (NR)......    1,191,250
  2,000,000     Fairchild Semiconductor Corp. 5%, due 2008 cv. sr. sub. notes (B)
                 (exchangeable into Fairchild Semiconductor International, Inc.
                  common stock)..................................................    2,002,500
  2,000,000     Intel Corp. 2.95%, due 2035 jr. sub. cv. deb. (A-) (1)...........    1,972,500
                                                                                  ------------
                                                                                     7,196,250
                                                                                  ------------
                Telecommunications -- 5.4%
    500,000     ADC Telecommunications Inc. 3.50%, due 2015 cv. sub. notes (NR)..      450,000
  1,000,000     ADC Telecommunications Inc. 3.50%, due 2017 cv. sub. notes (NR)..      886,250
  1,000,000     Anixter International Inc. 1%, due 2013 sr. cv. notes (BB-)......    1,173,750
  2,000,000     Equinix, Inc. 2.5%, due 2012 cv. sub. notes (CCC+)...............    1,802,500
  1,000,000     General Cable Corp. 1%, due 2012 sr. cv. notes (B1)..............      991,250
  1,000,000     SAVVIS, Inc. 3%, due 2012 cv. sr. notes (NR).....................      757,500
                                                                                  ------------
                                                                                     6,061,250
                                                                                  ------------
                Transportation -- 1.7%
  2,000,000     ExpressJet Holdings, Inc. 4.25%, due 2023 cv. notes (NR).........    1,907,500
                                                                                  ------------

                Travel and Leisure -- 0.7%
  1,000,000     Morgans Hotel Group 2.375%, due 2014 sr. sub. cv notes (NR)
                 (Acquired 10/11/07 - 10/12/07; Cost $1,026,250) (2).............      803,750
                                                                                  ------------


                TOTAL CONVERTIBLE BONDS AND NOTES................................   59,073,828
                                                                                  ------------

Page 6

--------------------------------------------------------------------------------
Portfolio of Investments March 31, 2008 (continued)
--------------------------------------------------------------------------------

 Principal
  Amount                                                                             Value
 or Shares                                                                          (Note 1)
-----------                                                                       ------------
                CORPORATE BONDS AND NOTES -- 1.1%

                Retail -- 1.1%
$ 1,500,000     Amerivon Holdings LLC 4%, due 2010 units (NR)
                 (Acquired 06/01/07; Cost $1,500,000) (2,3)...................... $  1,200,000
                                                                                  ------------

                CONVERTIBLE PREFERRED STOCKS -- 8.4%

                Aerospace and Defense -- 0.2%
     40,000 shs Applied Energetics, Inc. 6.5% series A redeemable cv. pfd. (NR)
                 (Acquired 10/27/05; Cost $1,000,000) (2)........................      240,000
                                                                                  ------------

                Banking/Savings and Loan -- 3.5%
     54,178 shs New York Community Bancorp, Inc. 6% BONUSES units (Baa1).........    2,583,613
     18,000 shs Sovereign Capital Trust IV 4.375% PIERS (Baa1)
                 (exchangeable for Sovereign Bancorp, Inc. common stock) (1).....      551,250
      1,100 shs Washington Mutual, Inc. 7.75%
                 series R non-cumulative perpetual cv. pfd. (Ba2)................      781,000
                                                                                  ------------
                                                                                     3,915,863
                                                                                  ------------
                Chemicals -- 1.8%
     40,000 shs Celanese Corp. 4.25% cv. perpetual pfd. (NR).....................    2,024,400
                                                                                  ------------

                Energy -- 2.4%
     22,800 shs Chesapeake Energy Corp. 4.5% cum. cv. pfd. (NR)..................    2,657,568
                                                                                  ------------

                Telecommunications -- 0.5%
        100 shs Medis Technologies Ltd. 7.25% series A
                 cum. cv. perpetual pfd. (NR)....................................      522,500
                                                                                  ------------


                TOTAL CONVERTIBLE PREFERRED STOCKS...............................    9,360,331
                                                                                  ------------



                MANDATORY CONVERTIBLE SECURITIES -- 24.4% (4)

                Consumer Goods -- 2.6%
     30,000 shs Avery Dennison Corp. 7.875%, due 11/15/10
                 mandatory cv. pfd. (BBB-).......................................    1,473,600
      1,750 shs The Stanley Works floating rate equity units, due 05/17/12 (A2)..    1,491,875
                                                                                  ------------
                                                                                     2,965,475
                                                                                  ------------
                Energy -- 7.3%
     30,000 shs Bristow Group Inc. 5.5%, due 09/15/09 mandatory cv. pfd. (B).....    1,996,875
     10,000 shs McMoRan Exploration Co. 6.75%, due 11/15/10
                 mandatory cv. pfd. (NR).........................................    1,196,400
      2,000 shs Merrill Lynch & Co., Inc. 5.4%, due 09/27/10 PRIDES (A+)
                 (linked to the performance of ConocoPhillips common stock)......    1,688,620
     41,135 shs Merrill Lynch & Co., Inc. 12%, due 06/27/08
                 capped appreciation notes (NR)
                 (linked to the performance of Tesoro Corp. common stock)........    1,278,681
     63,050 shs NATIXIS Financial Products Inc. 7.05%, due 12/05/08
                  mandatory trigger exchangeable notes (NR)
                 (exchangeable for Nabors Industries, Inc. common stock)
                 (Acquired 02/29/08; Cost $1,999,946) (2)........................    2,046,824
                                                                                  ------------
                                                                                     8,207,400
                                                                                  ------------
Page 7

--------------------------------------------------------------------------------
Portfolio of Investments March 31, 2008 (continued)
--------------------------------------------------------------------------------


                                                                                     Value
  Shares                                                                            (Note 1)
-----------                                                                       ------------
                MANDATORY CONVERTIBLE SECURITIES -- continued

                Foods -- 1.1%
     50,000 shs Lehman Brothers Holdings Inc. 6%, due 10/12/10 PIES (A1)
                 (exchangeable for General Mills, Inc. common stock)............. $  1,180,250
                                                                                  ------------

                Health Care -- 1.4%
     33,950 shs NATIXIS Financial Products Inc. 9%, due 04/22/08
                 mandatory trigger exchangeable notes (NR)
                 (exchangeable for St. Jude Medical, Inc. common stock)
                 (Acquired 10/17/07; Cost $1,533,182) (2)........................    1,551,125
                                                                                  ------------

                Insurance -- 5.1%
      4,000 shs Alleghany Corp. 5.75%, due 06/15/09 mandatory cv. pfd. (BB+).....    1,259,496
     75,000 shs Citigroup Funding Inc. variable rate, due 09/27/08 exchangeable notes (Aa3)
                 (exchangeable for Genworth Financial, Inc. common stock)........    1,731,000
     70,000 shs MetLife, Inc. 6.375%, due 08/15/08 common equity units (BBB+)....    2,079,000
     52,500 shs XL Capital Ltd. 7%, due 02/15/09 equity security units...........      645,225
                                                                                  ------------
                                                                                     5,714,721
                                                                                  ------------
                Minerals and Mining -- 4.9%
     20,000 shs Freeport-McMoRan Copper & Gold Inc. 6.75%, due 05/01/10
                 mandatory cv. pfd. (B+).........................................    2,809,000
     30,000 shs Vale Capital Ltd. 5.5%, due 06/15/10
                 mandatory convertible notes (NR)
                 (exchangeable for ADSs representing
                  Companhia Vale do Rio Doce common stock).......................    1,993,125
     10,000 shs Vale Capital Ltd. 5.5%, due 06/15/10
                 mandatory convertible notes (NR)
                 (exchangeable for ADSs representing
                  Companhia Vale do Rio Doce Preferred Shares)...................      661,875
                                                                                  ------------
                                                                                     5,464,000
                                                                                  ------------
                Pharmaceuticals -- 2.1%
      1,000 shs Mylan Inc. 6.5%, due 11/15/10 mandatory cv. pfd. (B-)............      867,500
      9,500 shs Schering-Plough Corp. 6%, due 08/13/10
                 mandatory cv. pfd. (Baa3).......................................    1,455,210
                                                                                  ------------
                                                                                     2,322,710
                                                                                  ------------

                TOTAL MANDATORY CONVERTIBLE SECURITIES (4).......................   27,405,681
                                                                                  ------------

                COMMON STOCKS -- 2.2%

                Banking/Savings and Loan -- 0.5%
     20,000 shs Wachovia Corp....................................................      540,000
                                                                                  ------------

                Minerals and Mining -- 0.8%
      9,000 shs Southern Copper Corp.............................................      934,470
                                                                                  ------------

                Pharmaceuticals -- 0.9%
     15,500 shs Johnson & Johnson................................................    1,005,485
                                                                                  ------------

                TOTAL COMMON STOCKS..............................................    2,479,955
                                                                                  ------------

Page 8

--------------------------------------------------------------------------------
Portfolio of Investments March 31, 2008 (continued)
--------------------------------------------------------------------------------


  Principal                                                                          Value
   Amount                                                                           (Note 1)
-----------                                                                       ------------

                SHORT-TERM SECURITIES -- 10.5%

                Commercial Paper -- 10.5%
$11,800,000     American Express Credit Corp. 2%, due 04/01/08 (P1).............. $ 11,796,722
                                                                                  ------------


                Total Convertible Bonds and Notes -- 52.7%....................... $ 59,073,828
                Total Corporate Bonds and Notes -- 1.1%..........................    1,200,000
                Total Convertible Preferred Stocks -- 8.4%.......................    9,360,331
                Total Mandatory Convertible Securities -- 24.4%..................   27,405,681
                Total Common Stocks -- 2.2%......................................    2,479,955
                Total Short-Term Securities -- 10.5%.............................   11,796,722
                                                                                  ------------
                Total Investments -- 99.3%.......................................  111,316,517

                Other assets and liabilities, net -- 0.7%........................      778,163
                                                                                  ------------
                Total Net Assets -- 100.0%....................................... $112,094,680
                                                                                  ============


(1) Contingent payment debt instrument which accrues contingent interest. See Note 1(f).

(2) Security not registered under the Securities Act of 1933, as amended (i.e., the security was purchased in a Rule 144A or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the Securities Act of 1933, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of these securities. The aggregate market value of these securities at March 31, 2008 was $13,183,574 which represented 11.8% of the Fund's net assets.

(3) Investment is a restricted security, valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. The fair value of this security represented 1.1% of the Fund's net assets.

(4) These securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.


Investment Abbreviations:

ADR      American Depositary Receipts.
ADS      American Depositary Shares.
BONUSES  Bifurcated Option Note Unit Securities.
PIES     Premium Income Exchangeable Securities.
PIERS    Preferred Income Equity Redeemable Securities.
PRIDES   Preferred Redeemable Income Dividend Equity Securities.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's. NR is used whenever a rating is unavailable.


Summary of Portfolio Ratings

             % of
          Portfolio

Aa             4
A             19
Baa           16
Ba             3
B             22
Caa            4
NR            30

Common Stocks  2


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)
--------------------------------------------------------------------------------

                                                                 March 31, 2008
                                                                 --------------
Assets:
   Investments at value (cost $116,039,555)(Note 1)............. $  111,316,517
   Cash.........................................................        322,621
   Receivable for securities sold...............................         16,711
   Dividends and interest receivable............................        565,324
   Other assets.................................................         17,616
                                                                 --------------
       Total assets.............................................    112,238,789
                                                                 --------------

Liabilities:
   Accrued management fee (Note 2)..............................         75,499
   Accrued expenses.............................................          8,610
   Other liabilities............................................         60,000
                                                                 --------------
       Total liabilities........................................        144,109
                                                                 --------------

Net Assets...................................................... $  112,094,680
                                                                 ==============


Net Assets consist of:
   Capital shares (Note 3)...................................... $      131,533
   Additional paid-in capital...................................    116,017,978
   Undistributed net investment income..........................        812,649
   Accumulated net realized loss from investment transactions...       (144,442)
   Unrealized depreciation on investments.......................     (4,723,038)
                                                                 --------------
Net Assets...................................................... $  112,094,680
                                                                 ==============

Net asset value per share ($112,094,680 /
  13,153,252 outstanding shares)................................ $         8.52
                                                                 ==============


--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2008

Investment Income (Note 1):
  Interest...................................................... $   1,676,326
  Dividends.....................................................     1,377,450
                                                                 -------------
    Total Income................................................     3,053,776
                                                                 -------------
Expenses (Note 2):
  Management fee................................................       423,790
  Custodian.....................................................         5,862
  Transfer agent................................................        12,427
  Audit fees....................................................        17,487
  Legal fees....................................................        36,922
  Trustees' fees................................................        49,375
  Reports to shareholders.......................................        33,035
  Administrative services fees..................................        29,956
  Other.........................................................        47,869
                                                                 -------------
Total Expenses..................................................       656,723
                                                                 -------------
Net Investment Income...........................................     2,397,053
                                                                 -------------
Realized and Unrealized Gain on Investments:

  Net realized loss from investment transactions................      (554,972)
  Net change in unrealized appreciation of investments..........   (11,309,524)
                                                                 -------------
  Net loss on investments.......................................   (11,864,496)
                                                                 -------------
Net Decrease in Net Assets Resulting from Operations............ $  (9,467,443)
                                                                 =============

                 See accompanying notes to financial statements

Page 10

---------------------------------------------------------------------------------------------------
Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------

                                                              Six Months Ended      Year Ended
                                                              March 31, 2008(a)  September 30, 2007
                                                              -----------------  ------------------
Change in net assets from operations:
  Net investment income......................................... $  2,397,053      $  4,205,058
  Net realized gain from investment transactions................     (554,972)       10,457,847
  Net change in unrealized appreciation of investments..........  (11,309,524)        2,333,162
                                                                 ------------      ------------
    Net change in net assets resulting from operations..........   (9,467,443)       16,996,067
                                                                 ------------      ------------
Distributions to shareholders from:
  Net investment income.........................................   (1,943,339)       (4,907,146)
  Net realized gain on investments..............................  (10,469,074)       (3,293,707)
                                                                 ------------      ------------
    Total distributions.........................................  (12,412,413)       (8,200,853)
                                                                 ------------      ------------
Capital share transaction (Note 3)..............................    4,022,419         1,893,024
                                                                 ------------      ------------
Change in net assets............................................  (17,857,437)       10,688,238

Net assets at beginning of period...............................  129,952,117       119,263,879
                                                                 ------------      ------------
Net assets at end of period..................................... $112,094,680      $129,952,117
                                                                 ============      ============
  Undistributed net investment income at end of period.......... $    812,649      $    358,935
                                                                 ============      ============

___________________
(a) Unaudited.

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

(a) Organization - Ellsworth Fund Ltd. (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company.

(b) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

(c) Indemnification - Under the Fund's organizational documents, each trustee, officer or other agent of the Fund (including the Fund's investment adviser) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification is considered remote.

(d) Federal Income Taxes - The Fund's policy is to distribute substantially all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income or excise taxes is believed necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The interpretation became effective for tax years beginning after December 15, 2006. Management believes the adoption of FIN 48 will have no impact to the financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

(e) Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price, supplied by an independent pricing service, as of the close of regular trading. Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

(f) Securities Transactions and Related Investment Income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as "contingent payment debt instruments," Federal tax regulations require the Fund to record non-cash, "contingent" interest income in addition to interest income actually received. Contingent interest income amounted to 5 cents per share for the six months ended March 31, 2008. In addition, Federal tax regulations require the Fund to reclassify realized gains on contingent payment debt instruments to interest income. At March 31, 2008 there were unrealized losses of approximately 14 cents per share on contingent payment debt instruments.

(g) Change in Method of Accounting - Effective October 1, 2004, the Fund began amortizing discounts and premiums on all debt securities. Prior to October 1, 2004, the Fund amortized discounts on original issue discount debt securities. The new method of amortization was adopted in accordance with the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies and the financial highlights presented herein have been restated to reflect the new method retroactive to October 1, 2001. The effect of this accounting change is included in the financial highlights for the years ended September 30, 2003 and 2004. The cumulative effect of this accounting change had no impact on the total net assets of the Fund or on distributions for tax purposes, but resulted in a $79,579 increase in the cost of securities held and a corresponding $79,579 reduction in the net unrealized gains based on the securities held on October 1, 2001. These changes had no effect on previously reported total net assets or total returns.

(h) Distributions to Shareholders - Distributions to shareholders from net investment income are recorded by the Fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and capital gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The tax character of distributions paid during the fiscal years ended September 30, 2007 and 2006 were as follows:

                                       2007           2006
                                    ----------     ----------
Ordinary Income                     $4,907,146     $3,815,429
Net Realized Gain on Investments     3,293,707             --
                                    ----------     ----------
                                    $8,200,853     $3,815,429
                                    ==========     ==========

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

At March 31, 2008 unrealized appreciation (depreciation) of investment securities on a tax basis were as follows:

Unrealized appreciation                         $  6,165,115
Unrealized depreciation                          (11,004,045)
                                                ------------
Net unrealized depreciation                       (4,838,930)

Cost for federal income tax purposes            $116,155,447

(i) Market Risk - It is the Fund's policy to invest at least 65% of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments include features which render them more sensitive to price changes of their underlying securities. Thus they expose the Fund to greater downside risk than traditional convertible securities, but generally less than that of the underlying common stock. The market value of those securities was $27,405,681 at March 31, 2008, representing 24.4% of net assets.

(j) Accounting Pronouncements - In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.
SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

NOTE 2 - MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with Davis-Dinsmore Management Company ("Davis-Dinsmore"). Pursuant to the investment advisory agreement, Davis-Dinsmore provides the Fund with investment advice, office space and facilities. Under the terms of the investment advisory agreement, the Fund pays Davis-Dinsmore on the last day of each month an advisory fee for such month computed at an annual rate of 0.75% of the first $100,000,000 and 0.50% of the excess over $100,000,000 of the Fund's net asset value in such month.

The Fund, pursuant to an administrative services agreement with Davis-Dinsmore, has agreed to pay Davis-Dinsmore for certain accounting and other administrative services provided to the Fund. Under the administrative services agreement, the Fund pays Davis-Dinsmore on the last day of each month a fee for such month computed at an annual rate of 0.05% of the Fund's net asset value in such month. Certain officers and trustees of the Fund are officers and directors of Davis-Dinsmore.

NOTE 3 - PORTFOLIO ACTIVITY

At March 31, 2008 there were 13,153,252 shares of beneficial interest outstanding, with a par value of $0.01 per share. During the six months ended March 31, 2008, 494,154 were issued in connection with reinvestment of dividends from net investment income, resulting in an increase in paid-in capital of $4,022,419.

Purchases and sales of investments, exclusive of corporate short-term notes, aggregated $27,682,840 and $42,488,427, respectively, for the six months ended March 31, 2008.

A distribution of $0.09 per share, derived from net investment income was declared on April 14, 2008, payable May 29, 2008 to shareholders of record at the close of business May 15, 2008.
                                                                         Page 13

---------------------------------------------------------------------------------------------------
Financial Highlights      Selected data for a share of beneficial interest outstanding:
---------------------------------------------------------------------------------------------------

                                Six Months
                                  Ended                        Year Ended September 30,
                                 March 31, -------------------------------------------------------
                                  2008(a)      2007       2006       2005       2004       2003
                                ------------------------------------------------------------------
Net asset value,
  beginning of period.......... $  10.27   $   9.60   $   9.29   $   8.71    $  8.58    $  7.81
                                ------------------------------------------------------------------
Net investment income..........     0.18       0.33       0.33       0.29       0.30(b)    0.32(b)
  Adjustment for change in
  amortization policy..........       --         --         --         --      (0.02)     (0.01)
                                ------------------------------------------------------------------
    Net investment income,
      as adjusted..............     0.18       0.33       0.33       0.29       0.28       0.31
                                ------------------------------------------------------------------
Net realized and unrealized
   gain (loss).................    (0.95)      1.00       0.29       0.59       0.35(b)    0.75(b)
  Adjustment for change in
  amortization policy..........       --         --         --         --       0.02       0.01
                                ------------------------------------------------------------------
    Net realized and unrealized
    gain (loss), as adjusted...    (0.95)      1.00       0.29       0.59       0.37       0.76
                                ------------------------------------------------------------------
  Total from investment
     operations................    (0.77)      1.33       0.62       0.88       0.65       1.07
                                ------------------------------------------------------------------
Less Distributions:
Dividends from net
  investment income............    (0.15)     (0.39)     (0.31)     (0.30)     (0.32)     (0.30)
Distributions from
  realized gains...............    (0.83)     (0.27)        --         --         --         --
                                ------------------------------------------------------------------
  Total distributions..........    (0.98)     (0.66)     (0.31)     (0.30)     (0.32)     (0.30)
                                ------------------------------------------------------------------
Capital Share Transactions:
Effect of rights offering......       --         --         --         --      (0.20)        --
Capital share repurchases......       --         --         --         --         --         --
                                ------------------------------------------------------------------
  Total capital share
    transactions...............       --         --         --         --      (0.20)        --
                                ------------------------------------------------------------------
Net asset value, end of period. $   8.52   $  10.27   $   9.60   $   9.29   $   8.71    $  8.58
                                ==================================================================
Market value, end of period.... $   7.70   $   9.09   $   8.20   $   7.84   $   7.95    $  8.05

Total Net Asset Value
  Return (%)(c)................     (8.2)      14.4        6.8       10.3        5.2       14.0
Total Investment Return (%)(d).     (5.3)      19.6        8.8        2.5        2.8       10.8

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands)............... $112,095   $129,952   $119,264   $114,824   $107,107    $89,801
Ratio of expenses to
  average net assets (%).......      1.1(e)     1.1        1.2        1.2        1.2        1.2
Ratio of net investment
  income to average net
  assets (%)...................      3.9(e)     3.4        3.6        3.4        3.2(f)     3.8(f)
Portfolio turnover rate (%)....       24         84         60         82         70         86

___________________

(a) Unaudited.
(b) As previously reported. See Note 1(g).
(c) Assumes valuation of the Fund's shares, and reinvestment of dividends, at net asset values.
(d) Assumes valuation of the Fund's shares at market price and reinvestment of dividends at actual reinvestment price.
(e) Annualized.
(f) Ratios for 2004 and 2003 reflect ratios adjusted for change in amortization policy. Ratios previously reported for 2004 and 2003 were 3.4% and 3.9%, respectively.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
BOARD APPROVAL OF ADVISORY CONTRACT
--------------------------------------------------------------------------------
The independent trustees of Ellsworth renewed the advisory contract with Davis-Dinsmore Management Company in October 2007. The following are the material factors and conclusions that formed the basis for that approval.
--------------------------------------------------------------------------------
The nature and extent of the advisory services provided by Davis-Dinsmore.
The Board (the "Board") of the Fund and the independent trustees reviewed the services to be provided by Davis-Dinsmore under the Advisory Agreement. The Board noted that under the Advisory Agreement, Davis-Dinsmore would supervise all aspects of the Fund's operations including the investment and reinvestment of cash, securities or other properties comprising the Fund's assets. In this regard, the Board noted that under the Advisory Agreement it is Davis-Dinsmore's responsibility to, among other things, (a) supervise all aspects of the operations of the Fund; (b) obtain and evaluate pertinent information about significant developments and economic, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or any industry or the Fund or any issuer of securities held or to be purchased by the Fund; (c) determine which issuers and securities shall be represented in the Fund's investment portfolio and regularly report thereon to the Board; (d) place orders for the purchase and sale of securities for the Fund; and (e) take, on behalf of the Fund, such other action as may be necessary or appropriate in connection with the above. Based on such review, both the Board and the independent trustees concluded that the range of services to be provided by Davis-Dinsmore under the Advisory Agreement was appropriate and that Davis-Dinsmore currently is providing services in accordance with the terms of the Advisory Agreement.

The quality of services provided by Davis-Dinsmore. In reviewing the qualifications of Davis-Dinsmore to provide investment advisory services, both the Board and the independent trustees reviewed the credentials and experience of Davis-Dinsmore's investment personnel who will provide investment advisory services to the Fund, and considered Davis-Dinsmore's
(i) portfolio and product review process, particularly its adherence to the Fund's investment mandate, (ii) compliance function and its culture of compliance, (iii) use of technology, including the use, from time to time, of direct satellite links to issuer interviews and conferences, (iv) investment research operations (which involves meetings with issuers and analysts, investment seminars and field trips to issuers, and the review of: (a) financial newspapers, industry literature, publications and periodicals, (b) research materials prepared by others, (c) issuer annual reports and prospectuses, and (d) issuer press releases) and trading operations (which involves computerized execution of orders), and (v) focus on providing quality services while keeping the Fund's fees and expenses as low as possible. The Board and the independent trustees also took into consideration the presentations made by Davis-Dinsmore at prior Board meetings pertaining to its management of the Fund. Based on the review of these and other factors, both the Board and the independent trustees determined and concluded that the quality of services to be provided by Davis-Dinsmore was appropriate and that Davis-Dinsmore currently is providing satisfactory services to the Fund in accordance with the terms of the Advisory Agreement.

The performance of the Fund relative to comparable funds. Both the Board and the independent trustees reviewed the performance of the Fund (at net asset value) during the past one, three, five and ten years ended September 30, 2007 against the performance of other closed-end funds categorized to be in the Fund's peer group by Lipper, Inc. Both the Board and the independent trustees noted that the Fund's performance for the three, five and ten year periods was below the average performance of all closed-end funds in the peer group, but was above the average performance of such funds for the one year period. In evaluating the Fund's performance against other funds in its peer group, the Board and the independent trustees took into account the fact that many of the Fund's competitors engage in leverage, which has increased their returns, but that the Fund does not engage in leverage. In addition,

--------------------------------------------------------------------------------
BOARD APPROVAL OF ADVISORY CONTRACT (continued)
--------------------------------------------------------------------------------

the Board and the independent trustees recognized that many of the Fund's competitors have a higher percentage of their assets invested in securities with lower credit quality than does the Fund, and that such securities have performed better than higher quality securities in recent years. The Board and the independent trustees also noted that portfolio manager's investment approach is to make equity investments utilizing convertible securities to provide a total return similar to that of equity securities, but with lower volatility and higher income. The Board and the independent trustees recognized that only three of the funds in the Fund's peer group followed a similar investment approach. Because of the differences in how funds in the Fund's peer group are managed, the Board and the independent trustees concluded that they should consider the performance of the Fund against appropriate indices as a more relevant factor in assessing the performance of the Fund.

The performance of the Fund relative to indices. Both the Board and the independent trustees reviewed the performance of the Fund (at net asset value) during the past one, three, five and ten years ended September 30, 2007 against the performance of the Merrill Lynch All Convertibles Index and Merrill Lynch Investment Grade Convertibles Index. Both the Board and the independent trustees noted that, for the five and ten year periods, the Fund's performance was below the Merrill Lynch All Convertibles Index but was above such Index for the one and three year periods. The Board and the independent trustees also considered the fact that currently a majority of the securities held by the Fund have an investment grade rating or are of comparable quality to securities with investment grade ratings, and noted that, for the one, three, five and ten year periods, the Fund's performance was above the Merrill Lynch Investment Grade Convertibles Index. Based on this review and taking into account all of the other factors that the Board and the independent trustees considered in determining whether to continue the Advisory Agreement, the Board and the independent trustees concluded that no changes should be made to the Fund's investment objective or policies, or the portfolio management team.

Meetings with the Fund's portfolio manager and investment personnel. Both the Board and the independent trustees noted that they meet regularly with the Fund's portfolio manager and investment personnel, and believe that such individuals are competent and able to carry out their responsibilities under the Advisory Agreement.

Overall performance of Davis-Dinsmore. After considering the overall performance of Davis-Dinsmore in providing investment advisory and administrative services to the Fund, both the Board and the independent trustees concluded that such performance was satisfactory.

Fees relative to those of clients of Davis-Dinsmore with comparable investment strategies. Both the Board and the independent trustees noted that the Fund and Bancroft Fund Ltd. (the "Funds") are the only clients of Davis-Dinsmore, and that the advisory fee rates for the Funds are the same. Both the Board and the independent trustees concluded that, because the fee rates are the same for the Funds, the current advisory fee rate of the Fund was fair as compared to the rate for Bancroft Fund Ltd.

Fees relative to those of comparable funds with other advisors. After reviewing the advisory fee rate for the Fund against the advisory fee rates for funds advised by other advisors in the Fund's peer group both the Board and the independent trustees determined that the Fund's advisory fee rate was at approximately the median of the funds in its peer group, and concluded that the current advisory fee rate of the Fund was fair and reasonable.

--------------------------------------------------------------------------------
BOARD APPROVAL OF ADVISORY CONTRACT (continued)
--------------------------------------------------------------------------------

Expense limitations and fee waivers. Both the Board and the independent trustees noted that, although there are no contractual expense limitations or fee waivers in effect for the Fund, Davis-Dinsmore is very diligent in its efforts to keep expenses of the Fund as low as possible. Both the Board and the independent trustees also noted that the cost of compliance with regulatory initiatives was increasing. Both the Board and the independent trustees concluded that the current level of expenses for the Fund were fair and reasonable.

Breakpoints and economies of scale. Both the Board and the independent trustees reviewed the structure of the Fund's advisory fee under the Advisory Agreement, and noted that the fee includes one breakpoint when the Fund's assets reach $100 million. Both the Board and the independent trustees noted that breakpoints had become effective for the Fund as a result of the Fund's rights offering that occurred during the 2004 fiscal year, which resulted in lower management fee expenses as a percentage of assets. Both the Board and the independent trustees concluded that the Fund's fee levels under the Advisory Agreement therefore reflect economies of scale and that it was not necessary to implement any further changes to the structure of the advisory fee for the Fund.

Profitability of Davis-Dinsmore. Both the Board and the independent trustees reviewed information concerning the profitability and financial condition of Davis-Dinsmore. In particular, the Board reviewed Davis-Dinsmore's financial statements including its statement of income and retained earnings, statement of cash flows, and audited balance sheet. The Board also reviewed Davis-Dinsmore's costs in providing services to the Funds. The Board noted that Davis-Dinsmore's sole source of revenue was fees from the Funds for providing
advisory and administrative services to the Funds.   The Board and the
independent trustees noted that Davis-Dinsmore's operations remain profitable and that increasing the success of the Funds will positively impact Davis-Dinsmore's profitability. Based on the review of the profitability of Davis-Dinsmore and its financial condition, both the Board and the independent trustees concluded that the compensation to be paid by the Fund to Davis-Dinsmore under the Advisory Agreement was not excessive.

Benefits of soft dollars to Davis-Dinsmore. Both the Board and the independent trustees discussed the fact that there are no third-party soft dollar arrangements in effect with respect to the Fund. Both the Board and the independent trustees recognized that Davis-Dinsmore does receive proprietary research from brokers with whom it executes portfolio transactions on behalf of the Fund. This research is used by Davis-Dinsmore in making investment decisions for the Fund. Both the Board and the independent trustees also considered representations made by Davis-Dinsmore that portfolio transactions received best execution. Because such research ultimately benefits the Fund, the Board and the independent trustees concluded that it was appropriate to receive proprietary research.

Davis-Dinsmore's financial soundness in light of the Fund's needs. Both the Board and the independent trustees considered whether Davis-Dinsmore is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that Davis-Dinsmore has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

Historical relationship between the Fund and Davis-Dinsmore. In determining whether to continue the Advisory Agreement for the Fund, both the Board and the independent trustees also considered the prior relationship among Davis-Dinsmore and the Fund, as well as the independent

--------------------------------------------------------------------------------
BOARD APPROVAL OF ADVISORY CONTRACT (continued)
--------------------------------------------------------------------------------

trustees' knowledge of Davis-Dinsmore's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. Both the Board and the independent trustees also reviewed the general nature of the non-investment advisory services currently performed by Davis-Dinsmore, such as administrative services, and the fees received by Davis-Dinsmore for performing such services. In addition to reviewing such services, both the Board and the independent trustees also considered the organizational structure employed by Davis-Dinsmore to provide those services. Based on the review of these and other factors, both the Board and the independent trustees concluded that Davis-Dinsmore was qualified to provide non-investment advisory services to the Fund, including administrative services, and that Davis-Dinsmore currently is providing satisfactory non-investment advisory services to the Fund.

Other factors and current trends. Both the Board and the independent trustees considered the culture of compliance and high ethical standards at Davis-Dinsmore, and the efforts historically and currently undertaken by Davis-Dinsmore to engage in best practices. Both the Board and the independent trustees noted Davis-Dinsmore's historical adherence to compliance procedures, as well as the Fund's investment objectives, policies and restrictions. Both the Board and the independent trustees concluded that this commitment to adhere to the highest ethical standards was an important factor in their determination that they should approve the continuance of the Advisory Agreement for the Fund.

--------------------------------------------------------------------------------
After considering all of the above factors and based on informed business judgment, the Board determined that the Advisory Agreement is in the best interests of the Fund and its shareholders and that the compensation to Davis-Dinsmore under the Advisory Agreement is fair and reasonable. As a result, the Board continued the Advisory Agreement.

--------------------------------------------------------------------------------
MISCELLANEOUS NOTES
--------------------------------------------------------------------------------

Results of the 2008 Annual Shareholders Meeting

The Annual Meeting of Shareholders of the Fund was held on January 11, 2008. The results of the shareholder vote were:

1.      All persons nominated were elected.

        Terms expiring in 2011        Shares voted for           Shares withheld
        ----------------------        ----------------           ---------------
        Thomas H. Dinsmore               11,527,234                   336,454
        Daniel D. Harding                11,634,457                   229,231

2. The Audit Committee's appointment of Tait, Weller & Baker LLP as independent accountants was ratified, as 11,723,710 shares voted for, 44,252 shares voted against and 95,726 shares abstained.

--------------------------------------------------------------------------------
Notice of Privacy Policy
The Fund has adopted a privacy policy in order to protect the confidentiality of nonpublic personal information that we have about you. We receive personal information, such as your name, address and account balances, when transactions occur in Fund shares registered in your name.

We may disclose this information to companies that perform services for the Fund, such as the Fund's transfer agent or proxy solicitors. These companies may only use this information in connection with the services they provide to the Fund, and not for any other purpose. We will not otherwise disclose any nonpublic personal information about our shareholders or former shareholders to anyone else, except as required by law.

Access to nonpublic information about you is restricted to our employees and service providers who need that information in order to provide services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
--------------------------------------------------------------------------------

For More Information About Portfolio Holdings
In addition to the semi-annual and annual reports that Ellsworth delivers to shareholders and makes available through the Fund's public website, the Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the Fund's first and third fiscal quarters on Form N-Q. Ellsworth does not deliver the schedule of portfolio holdings for the first and third fiscal quarters to shareholders, however the schedule is posted to the Fund's public website, www.ellsworthfund.com. You may obtain the Form N-Q filings by accessing the SEC's website at www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330.
--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures / Proxy Voting Record
The Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (973) 631-1177, or at our website at www.ellsworthfund.com. This information is also available on the SEC's website at www.sec.gov. In addition, information on how the Fund voted such proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available without charge at the above sources.

--------------------------------------------------------------------------------
MISCELLANEOUS NOTES (continued)
--------------------------------------------------------------------------------

Disclosure of Portfolio Holdings to Broker-Dealers
From time to time, brokers with whom the Fund's Adviser, Davis-Dinsmore Management Company, has a pre-existing relationship, may request that Davis-Dinsmore disclose Fund portfolio holdings to such broker in advance of the public disclosure of such portfolio holdings. Davis-Dinsmore may make such disclosure under the following conditions: (i) the specific purpose of the disclosure is to assist Davis-Dinsmore in identifying potential investment opportunities for the Fund; (ii) prior to the receipt of nonpublic portfolio holdings, the broker, by means of e-mail or other written communication, shall agree to keep the nonpublic portfolio holdings confidential and not to use the information for the broker's own benefit, except in connection with the above described purpose for which it was disclosed; (iii) Davis-Dinsmore shall keep written records of its agreement with each broker to which it distributes nonpublic portfolio holdings; and (iv) Davis-Dinsmore will secure a new agreement with a broker any time the broker directs the nonpublic portfolio holdings to be sent to a new recipient.

--------------------------------------------------------------------------------

The Fund is a member of the Closed-End Fund Association, a non-profit national trade association (www.cefa.com). Thomas H. Dinsmore is on the Executive Board and is president of the association. The association is solely responsible for the content of its website.

--------------------------------------------------------------------------------

Pursuant to Section 23 of the Investment Company Act of 1940, notice is hereby given that the Fund may in the future purchase its own shares from time to time, at such times, and in such amounts, as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares.

Board of Trustees                        Internet

GORDON F. AHALT                          www.ellsworthfund.com
KINCHEN C. BIZZELL                       email: info@ellsworthfund.com
ELIZABETH C. BOGAN, Ph.D.
THOMAS H. DINSMORE, C.F.A.               Investment Adviser
DANIEL D. HARDING                        Davis-Dinsmore Management Company
JANE D. O'KEEFFE                         65 Madison Avenue, Suite 550
NICOLAS W. PLATT                         Morristown, NJ 07960-7308
                                         (973) 631-1177
Officers
                                         Shareholder Services and Transfer Agent
THOMAS H. DINSMORE, C.F.A.               American Stock Transfer & Trust Company
Chairman of the Board                    59 Maiden Lane
 and Chief Executive Officer             New York, NY 10038
                                         (800) 937-5449
JANE D. O'KEEFFE                         www.amstock.com
President
                                         Beneficial Share Listing
GARY I. LEVINE                           American Stock Exchange Symbol: ECF
Executive Vice President,
  Chief Financial Officer and            Legal Counsel
  Secretary                              Ballard Spahr Andrews & Ingersoll, LLP

H. TUCKER LAKE, JR.                      Independent Accountants
Vice President                           Tait, Weller & Baker LLP

GERMAINE M. ORTIZ
Vice President

MERCEDES A. PIERRE
Vice President and Chief Compliance Officer

JAMES A. DINSMORE
Assistant Vice President

JOANN VENEZIA
Assistant Vice President and
  Assistant Secretary

                              ELLSWORTH FUND LTD.
                          65 MADISON AVENUE, SUITE 550
                          MORRISTOWN, NEW JERSEY 07960
                             www.ellsworthfund.com

                                     [LOGO]
                                    AMERICAN
                                 STOCK EXCHANGE
                                 --------------
                                     LISTED
                                 --------------
                                     ECF(TM)

ITEM 2. CODE OF ETHICS.

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included as part of the report to shareholders, filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this semi-annual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this semi-annual report.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

During the period covered by this report, there were no purchases made by or on behalf of Ellsworth Fund Ltd. (the "Registrant") or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the "Exchange Act")(17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the Registrant's equity securities that is registered by the Registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of trustees since those procedures were last disclosed in response to the requirements of
Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101), or this Item 10 of Form N-CSR.

ITEM 11. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of June 5, 2008 an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)), the
Registrant's officers, including the PEO and PFO, concluded that, as of June 5, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) The code of ethics disclosure required by Item 2 is not applicable to this semi-annual report.

(a)(2) Certifications of the principal executive officer and the principal financial officer pursuant to Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached hereto.

(a)(3) There were no written solicitations to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the Registrant to ten or more persons.

(b) Certifications of the principal executive officer and the principal financial officer, as required by Rule 30a-2(b) under the Act
(17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of
Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Fund Ltd.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: June 6, 2008

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: June 6, 2008

By: /s/Gary I. Levine
    Gary I. Levine
    Chief Financial Officer
    (Principal Financial Officer)

Date: June 6, 2008